AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Information Technology - 30.7%
Communications Equipment - 2.7%
Arista Networks, Inc. (a)	126,150	$39,395,383
Ciena Corp. (a)(b)	905,496	34,734,827

		74,130,210

Electronic Equipment, Instruments & Components - 3.0%
IPG Photonics Corp. (a)(b)	132,940	23,228,606
Littelfuse, Inc. (b)	184,820	37,158,061
Novanta, Inc. (a)	232,451	20,227,886

		80,614,553

IT Services - 2.6%
Jack Henry & Associates, Inc. (b)	229,509	34,210,612
Twilio, Inc.-Class A (a)(b)	256,920	35,234,009

		69,444,621

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (a)(b)	1,957,510	54,086,001
Cree, Inc. (a)(b)	443,140	29,287,123
Semtech Corp. (a)(b)	441,490	23,783,066
Universal Display Corp. (b)	182,785	29,172,486

		136,328,676

Software - 16.1%
2U, Inc. (a)(b)	478,183	28,930,072
ANSYS, Inc. (a)	207,520	40,632,416
Aspen Technology, Inc. (a)(b)	399,008	48,643,065
Guidewire Software, Inc. (a)(b)	288,699	30,746,444
HubSpot, Inc. (a)	212,850	39,268,696
New Relic, Inc. (a)	395,409	41,612,843
Pivotal Software, Inc.-Class A (a)(b)	1,290,530	28,004,501
SailPoint Technologies Holding, Inc. (a)	1,094,050	30,917,853
Splunk, Inc. (a)(b)	244,160	33,703,846
Tableau Software, Inc.-Class A (a)(b)	265,500	32,340,555
Trade Desk, Inc. (The)-Class A (a)(b)	147,608	32,692,220
Zendesk, Inc. (a)	483,350	42,428,463
Zoom Video Communications, Inc. (a)	34,185	2,477,387

		432,398,361

Technology Hardware, Storage & Peripherals - 1.2%
Pure Storage, Inc.-Class A (a)	1,397,320	31,942,735

		824,859,156

Industrials - 19.9%
Aerospace & Defense - 1.3%
Hexcel Corp. (b)	497,561	35,182,538

Company	Shares	U.S. $ Value
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	338,717	$26,900,904

Building Products - 2.6%
Armstrong World Industries, Inc.	444,606	38,534,002
Lennox International, Inc.	118,320	32,117,964

		70,651,966

Commercial Services & Supplies - 1.1%
Copart, Inc. (a)(b)	419,154	28,217,447

Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc. (b)	479,770	37,393,274

Electrical Equipment - 1.3%
AMETEK, Inc.	401,109	35,365,781

Industrial Conglomerates - 1.4%
Carlisle Cos., Inc.	259,033	36,632,447

Machinery - 5.5%
Gardner Denver Holdings, Inc. (a)	1,160,217	39,157,324
Gates Industrial Corp. PLC (a)(b)	1,350,084	21,709,351
IDEX Corp.	276,963	43,389,024
Nordson Corp.	287,870	42,014,626

		146,270,325

Professional Services - 1.2%
CoStar Group, Inc. (a)(b)	62,622	31,076,167

Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. (b)	925,022	30,849,484

Trading Companies & Distributors - 2.0%
SiteOne Landscape Supply, Inc. (a)(b)	329,100	22,148,430
United Rentals, Inc. (a)	229,370	32,322,820

		54,471,250

		533,011,583

Consumer Discretionary - 19.6%
Diversified Consumer Services - 4.8%
Bright Horizons Family Solutions, Inc. (a)(b)	362,668	46,475,904
Chegg, Inc. (a)(b)	1,053,105	37,543,193
Grand Canyon Education, Inc. (a)(b)	387,384	44,893,932

		128,913,029

Hotels, Restaurants & Leisure - 4.7%
Chipotle Mexican Grill, Inc.-Class A (a)	51,150	35,193,246
Hilton Grand Vacations, Inc. (a)	1,260,831	40,397,025
Planet Fitness, Inc. (a)(b)	660,787	50,021,576

		125,611,847

Internet & Direct Marketing Retail - 4.0%
Etsy, Inc. (a)	557,362	37,644,229
GrubHub, Inc. (a)(b)	460,170	30,734,754
Wayfair, Inc.-Class A (a)(b)	240,390	38,979,239

		107,358,222

Company	Shares	U.S. $ Value
Multiline Retail - 1.6%
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	445,342	$42,592,509

Specialty Retail - 4.5%
Burlington Stores, Inc. (a)	262,640	44,362,522
Five Below, Inc. (a)(b)	341,078	49,930,409
National Vision Holdings, Inc. (a)(b)	988,232	26,682,264

		120,975,195

		525,450,802

Health Care - 18.5%
Biotechnology - 10.6%
Aimmune Therapeutics, Inc. (a)(b)	507,740	10,225,884
Allogene Therapeutics, Inc. (a)(b)	344,533	10,318,763
Arena Pharmaceuticals, Inc. (a)(b)	90,390	4,135,342
Ascendis Pharma A/S (Sponsored ADR) (a)	149,251	16,623,576
BeiGene Ltd. (Sponsored ADR) (a)(b)	96,629	12,004,221
Biohaven Pharmaceutical Holding Co., Ltd. (a)	303,062	18,138,261
Blueprint Medicines Corp. (a)	235,668	17,818,857
Exact Sciences Corp. (a)(b)	484,202	47,785,895
Gossamer Bio, Inc. (a)(b)	419,762	7,119,164
Incyte Corp. (a)	244,500	18,777,600
Invitae Corp. (a)(b)	869,451	20,536,433
Madrigal Pharmaceuticals, Inc. (a)(b)	73,610	7,808,549
Neurocrine Biosciences, Inc. (a)	319,530	23,082,847
Rubius Therapeutics, Inc. (a)(b)	627,471	10,974,468
Sage Therapeutics, Inc. (a)(b)	130,752	21,996,409
Sarepta Therapeutics, Inc. (a)(b)	181,170	21,186,020
Ultragenyx Pharmaceutical, Inc. (a)(b)	242,671	16,016,286

		284,548,575

Health Care Equipment & Supplies - 2.4%
Insulet Corp. (a)(b)	348,890	30,091,763
Penumbra, Inc. (a)(b)	253,875	34,146,187

		64,237,950

Health Care Providers & Services - 1.9%
Amedisys, Inc. (a)	321,260	41,063,453
Guardant Health, Inc. (a)(b)	170,282	11,155,174

		52,218,627

Health Care Technology - 1.4%
Teladoc Health, Inc. (a)(b)	659,486	37,511,564

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	282,638	38,602,698

Company	Shares	U.S. $ Value
Pharmaceuticals - 0.8%
GW Pharmaceuticals PLC (Sponsored ADR) (a)(b)	79,523	$13,464,039
Revance Therapeutics, Inc. (a)(b)	498,429	6,599,200

		20,063,239

		497,182,653

Financials - 4.4%
Banks - 3.2%
Cadence BanCorp	1,312,373	29,856,486
SVB Financial Group (a)	109,535	27,572,150
Wintrust Financial Corp. (b)	392,040	29,873,448

		87,302,084

Capital Markets - 1.2%
Stifel Financial Corp. (b)	538,603	32,138,441

		119,440,525

Energy - 2.0%
Energy Equipment & Services - 1.4%
Cactus, Inc.-Class A (a)	528,399	19,180,884
Oceaneering International, Inc. (a)	890,720	17,101,824

		36,282,708

Oil, Gas & Consumable Fuels - 0.6%
Matador Resources Co. (a)(b)	837,260	16,485,649

		52,768,357

Materials - 0.9%
Chemicals - 0.9%
FMC Corp.	309,280	24,451,677

Communication Services - 0.5%
Interactive Media & Services - 0.5%
Pinterest, Inc.-Class A (a)	427,125	13,232,333

Total Common Stocks (cost $1,863,004,157)		2,590,397,086

INVESTMENT COMPANIES - 0.9%
Funds and Investment Trusts - 0.9%
iShares Russell 2000 Growth ETF (b)(c) (cost $22,634,306)	125,890	25,488,948

PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Honest Co., Inc. (The)
-Series D
0.00% (a)(d)(e)(f)	42,660	1,135,486
Honest Co., Inc. (The)
-Series E
0.00% (a)(d)(e)(f)	11,161	199,596

Total Preferred Stocks (cost $2,170,717)		1,335,082

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.37% (c)(g)(h) (cost $85,417,361)	85,417,361	$85,417,361

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $1,973,226,541)		2,702,638,477

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.37% (c)(g)(h) (cost $77,460,662)	77,460,662	77,460,662

Total Investments - 103.6% (cost $2,050,687,203) (i)		2,780,099,139
Other assets less liabilities - (3.6)%		(95,945,297)

Net Assets - 100.0%		$2,684,153,842

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of April 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $787,161,281 and gross unrealized depreciation of investments was $(57,749,345), resulting in net unrealized appreciation of $729,411,936.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

AB Discovery Growth Fund, Inc.

April 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,590,397,086		$	– 0	–	$	– 0	–	$2,590,397,086
Investment Companies	25,488,948			– 0	–		– 0	–	25,488,948
Preferred Stocks	– 0	–		– 0	–		1,335,082		1,335,082
Short-Term Investments	85,417,361			– 0	–		– 0	–	85,417,361
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	77,460,662			– 0	–		– 0	–	77,460,662

Total Investments in Securities	2,778,764,057			– 0	–		1,335,082		2,780,099,139
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,778,764,057		$	– 0	–		$1,335,082		$2,780,099,139

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2019 is as follows:

Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$33,349	$569,759	$517,691	$85,417	$770
Government Money Market Portfolio*	81,343	790,188	794,070	77,461	1,285

Total	$114,692	$1,359,947	$1,311,761	$162,878	$2,055

*	Investments of cash collateral for securities lending transactions.